Lease Arrangements	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease Arrangements
11.	LEASE ARRANGEMENTS

a.	Right-of-use assets - 2019

December 31, 2019
Carrying amounts
Buildings	$727,866

For the Year Ended December 31 2019
Additions to right-of-use assets	$882,670
Depreciation charge for right-of-use assets
Buildings	(267,948)

b.	Lease liabilities - 2019

December 31, 2019
Carrying amounts
Current	$264,543
Non-current	490,835
$755,378

Discount rate for lease liabilities was as follows:

December 31, 2019
Buildings	6%

c.	Material lease-in activities and terms

The Company leases office buildings with lease terms of 3 years. These arrangements do not contain purchase options at the end of the lease terms.

Certain of the office buildings leases across the Company contain extension options. These terms are used to maximize operational flexibility in terms of managing contracts. In cases in which the Company is not reasonably certain to use an optional extended lease term, payments associated with the optional period are not included within lease liabilities. If the payments associated with the optional period are included within lease liabilities, there will be an increase in lease liabilities of $715,365 as of December 31, 2019.

d.	Other lease information

2019

For the Year Ended December 31, 2019
Expenses relating to short-term leases	$251,549
Expenses relating to low-value asset leases	$7,385
Total cash outflow for leases	$538,236

The Company leases certain office buildings which qualify as short-term leases and certain office equipment which qualify as low-value asset leases. The Company has elected to apply the recognition exemption and, thus, did not recognize right-of-use assets and lease liabilities for these leases.

All lease commitments with lease terms commencing after the balance sheet dates are as follows:

December 31, 2019
Lease commitments	$67,935

2018

The future minimum lease payments of non-cancellable operating lease commitments are as follows:

December 31, 2018
Not later than 1 year	$493,534
Later than 1 year and not later than 5 years	105,859
$599,393